Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 4 - Cash and Cash Equivalents

	December 31
	2021	2020
	€ in thousands
Cash	31,771	37,887
On call deposits	9,458	28,958
Cash and cash equivalents	41,229	66,845

Cash and cash equivalents in the statement of cash flows	41,229	66,845

The Company’s exposure to credit, interest rate and currency risks, and a sensitivity analysis for financial assets, are included in Note 21 regarding financial instruments.